Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net Income	$ 10,311	$ 6,822
Unrealized (losses) gains on investment securities available for sale	(59)	242
Income tax effect	12	(51)
Reclassification adjustment for gain on sale of investment securities included in net income	0	(362)
Income tax effect	0	76
Total other comprehensive loss	(47)	(95)
Total Comprehensive Income	10,264	6,727
Comprehensive Income Attributable to Noncontrolling Interest	2,448	418
Comprehensive Income Attributable to Quaint Oak Bancorp, Inc.	$ 7,816	$ 6,309